Risk Report - Credit Risk Management - IFRS 9 Development of Overlays (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit Risk Management [Abstract]
The total overlays recorded by the Group leading to allowance for credit loss	€ 156	€ 124